Average Annual Total Returns{- Fidelity Global Credit Fund} - 12.31 Fidelity Global Credit Fund Retail PRO-08 - Fidelity Global Credit Fund	Fidelity Global Credit Fund Return Before Taxes Past 1 year	Fidelity Global Credit Fund Return Before Taxes Past 5 years	Fidelity Global Credit Fund Return Before Taxes Since Inception		Fidelity Global Credit Fund After Taxes on Distributions Past 1 year	Fidelity Global Credit Fund After Taxes on Distributions Past 5 years	Fidelity Global Credit Fund After Taxes on Distributions Since Inception		Fidelity Global Credit Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Global Credit Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Global Credit Fund After Taxes on Distributions and Sales Since Inception		LB324 Past 1 year	LB324 Past 5 years	LB324 Since Inception		IXZM6 Past 1 year	IXZM6 Past 5 years	IXZM6 Since Inception
Total	8.36%	6.18%	2.90%	[1]	6.83%	5.07%	2.14%	[1]	5.02%	4.30%	1.93%	[1]	7.78%	5.97%	4.99%	[1]	7.78%	5.64%	3.23%	[1]

[1]	(a)From May 22, 2012